ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ 96,103	$ 7,481	$ 55,129
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	857	(7,210)	4,648
Retirement obligations	4,462	(958)	432
Foreign Currency Translation	585	(1,130)	216
Total	102,007	(1,817)	60,425
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	(22,644)	(25,152)	(1,258)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	795	795	237
Retirement obligation	2,578	1,786	747
Foreign Currency Translation	0	0	0
Total	(26,017)	(27,733)	(2,242)
Transactions Pre-tax
Unrealized gain (loss) on debt securities	118,747	32,633	56,387
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax	1,652	(6,415)	4,885
Retirement obligation	7,040	828	1,179
Foreign Currency Translation	585	(1,130)	216
Total	128,024	25,916	62,667
Transactions Tax-effect
Unrealized gain (loss) on debt securities	(26,156)	(7,189)	(12,420)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, Tax	382	(1,484)	1,130
Retirement obligation	(1,629)	(191)	(273)
Foreign Currency Translation	0	0	0
Total	(28,167)	(5,896)	(13,823)
Transactions Net of tax
Unrealized gain (loss) on debt securities	92,591	25,444	43,967
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	1,270	(4,931)	3,755
Retirement obligation	5,411	637	906
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	585	(1,130)	216
Total	99,857	20,020	48,844
Balances Net of tax
Unrealized gain (loss) on debt securities	(163,923)	(256,514)	(281,958)	$ (325,925)
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	94	(1,176)	3,755	0
Retirement obligation	(25,069)	(30,480)	(31,117)	(32,023)
Foreign Currency Translation	(1,044)	(1,629)	(499)	(715)
Total	(189,942)	(289,799)	(309,819)	$ (358,663)
Accumulated other comprehensive income (loss)
Transactions Net of tax
Total	$ 99,857	$ 20,020	$ 48,844